As filed with the Securities and Exchange Commission on February 26, 2018

Securities Act File No. 333-______

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

1-513-587-3400

(Registrant’s Area Code and Telephone Number)

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With copies to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associate, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on March 28, 2018, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of beneficial interest, no par value, of the SMI Conservative Allocation Fund

SMI Funds

SMI 50/40/10 Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(877) 670-2227

March     , 2018

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of Valued Advisers Trust (the “Trust”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of the SMI 50/40/10 Fund. The Special Meeting is scheduled for April 10, 2018 at 9:00 a.m. Eastern time, at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

At the Special Meeting, shareholders of the SMI 50/40/10 Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of the SMI 50/40/10 Fund with and into the SMI Conservative Allocation Fund (collectively, the “Funds”). The Funds are each series of the Trust and share the same investment adviser.

If the Reorganization is approved by shareholders, the SMI 50/40/10 Fund will be combined into the SMI Conservative Allocation Fund and you will become a shareholder of SMI Conservative Allocation Fund, beginning on the date the Reorganization occurs. However, the SMI Conservative Allocation Fund’s name will then be changed to the SMI 50/40/10 Fund and it will adopt the investment strategies currently employed by the SMI 50/40/10 Fund. Essentially, the main change you will experience is a change in ticker symbol of the fund you own, from SMIRX to SMILX. Importantly, the fees you will be charged as a shareholder of the SMI 50/40/10 Fund will be those applicable to the SMI Conservative Allocation Fund (as it is the legal survivor following the Reorganization) and those fees are lower than those currently in place for the SMI 50/40/10 Fund.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Additionally, as detailed later in this enclosed Proxy Statement/Prospectus, the SMI Conservative Allocation Fund, in coordination with the Reorganization, is changing its name and investment strategies to align with those of the SMI 50/40/10 Fund. Accordingly, it is anticipated that the Reorganization would provide shareholders of the SMI 50/40/10 Fund with an opportunity to participate in a fund that invests in a substantially similar manner to the fund in which they are currently invested.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than April 10, 2018.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Carol J. Highsmith

Secretary

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

SMI 50/40/10 FUND

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(877) 670-2227

Scheduled for April 10, 2018

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of the SMI 50/40/10 Fund is scheduled for 9:00 a.m., Eastern time, on April 10, 2018 at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

At the Special Meeting, the SMI 50/40/10 Fund’s shareholders will be asked to vote on the following proposal:

1.	To approve an Agreement and Plan of Reorganization by and between the SMI 50/40/10 Fund and the SMI Conservative Allocation Fund, providing for the reorganization of the SMI 50/40/10 Fund with and into the SMI Conservative Allocation Fund (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization before the Special Meeting.

The Board of Trustees recommends that you vote “FOR” the Proposal.

Shareholders of record as of the close of business on February 15, 2018 are entitled to notice of, and to vote at, the Special Meeting and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by April 10, 2018 so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to the SMI 50/40/10 Fund or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Carol J. Highsmith

Secretary

PROXY STATEMENT/PROSPECTUS

March     , 2018

Special Meeting of Shareholders

of the SMI 50/40/10 Fund

Scheduled for April 10, 2018

Acquisition of the Assets of:	By and in Exchange for Shares of Beneficial Interest of:

SMI 50/40/10 Fund (A series of Valued Advisers Trust) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (877) 764-3863	SMI Conservative Allocation Fund (A series of Valued Advisers Trust) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (877) 764-3863

(each an open-end investment company)

Important Notice Regarding the Availability of Proxy Materials for

the Special Meeting to be held on April 10, 2018

The Proxy Statement/Prospectus explains concisely what you should know before voting on the matters described herein or investing in the SMI Conservative Allocation Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMIEND THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about the SMI 50/40/10 Fund and the SMI Conservative Allocation Fund (collectively, the “Funds”), please write or call for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information. All of these documents are available for free online at www.smifund.com.

By Phone:	(877) 764-3863

By Mail:	c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (877) 670-2227

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated March __, 2018 relating to this Proxy Statement/Prospectus;

2.	The Prospectus and Statement of Additional Information dated January 19, 2018 , each as supplemented from time to time, for the SMI 50/40/10 Fund and the SMI Conservative Allocation Fund;

3.	The Annual Report dated October 31, 2017 for each of the Funds; and

4.	The Semi-Annual Report dated April 30, 2017 for each of the Funds.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

This Proxy Statement/Prospectus will be mailed on or about March     , 2018 to shareholders of record of the SMI 50/40/10 Fund as of February 15, 2018 (the “Record Date”).

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Funds’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file number for the documents listed above as (2), (3) and (4) is 811-22208.

INTRODUCTION

QUESTIONS & ANSWERS

What is happening?

At a meeting held on December 12, 2017, the Board of Trustees (the “Board”) of Valued Advisers Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) which provides for the reorganization of the SMI 50/40/10 Fund with and into the SMI Conservative Allocation Fund (the “Reorganization”). The Reorganization Agreement requires shareholder approval, and if approved, is expected to be effective on April 13, 2018 or such other date as the parties may agree (the “Closing Date”).

Why did you send me this information?

These materials include a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for the SMI 50/40/10 Fund. The Proxy Statement/Prospectus provides you with information you should review before providing voting instructions on the proposal listed in the Notice of Special Meeting of Shareholders.

Because you, as a shareholder of the SMI 50/40/10 Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of the SMI Conservative Allocation Fund, this Proxy Statement also serves as a prospectus for the SMI Conservative Allocation Fund. The SMI Conservative Allocation Fund is an open-end management investment company whose investment objective is described below.

Who is eligible to vote?

Shareholders holding an investment in shares of the SMI 50/40/10 Fund as of the close of business on February 15, 2018 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call toll-free at (877) 764-3863.

To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m., Eastern time, on April 9, 2018.

Should shareholders require additional information regarding the Special Meeting, they may call xxx-xxx-xxxx.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Proposal.

Who is paying for the expenses associated with the Reorganization?

The expenses of the Reorganization will be paid by the Funds, and will be split evenly between the two Funds.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, on April 10, 2018 at 9:00 a.m. Eastern time. If the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call (877) 764-3863.

SUMMARY OF THE PROPOSAL

Proposal – The Reorganization

You should read this entire Proxy Statement/Prospectus and the Reorganization Agreement, which is included in Appendix A. For more information about the SMI Conservative Allocation Fund, please consult Appendix B.

On December 12, 2017, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of the SMI 50/40/10 Fund to the SMI Conservative Allocation Fund in exchange solely for shares of beneficial interest of the SMI Conservative Allocation Fund;

•	the assumption by the SMI Conservative Allocation Fund of all the liabilities of the SMI 50/40/10 Fund;

•	the distribution of shares of the SMI Conservative Allocation Fund to the shareholders of the SMI 50/40/10 Fund; and

•	the complete liquidation of the SMI 50/40/10 Fund.

If shareholders approve the Reorganization, each owner of the SMI 50/40/10 Fund would become a shareholder of the SMI Conservative Allocation Fund. The Reorganization is expected to be effective on the Closing Date. Each shareholder of the SMI 50/40/10 Fund will hold, immediately after the Closing Date, shares of the SMI Conservative Allocation Fund having an aggregate value equal to the aggregate value of the shares of SMI 50/40/10 Fund held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	Both Funds have the same investment objective – they both seek total return (total return is composed of both income and capital appreciation).

•	Upon completion of the Reorganization, the SMI Conservative Allocation Fund is changing its name to the SMI 50/40/10 Fund and will adopt the investment strategies currently employed by the SMI 50/40/10 Fund (see below for additional information on these changes).

•	SMI Advisory Services, LLC (“SMI” or the “Adviser”) serves as investment adviser to both Funds and the same team of portfolio managers serve both Funds as well.

•	Each Fund is serviced by the same service providers, including the distributor, administrator, transfer agent, and custodian.

•	The total annual operating expenses (before fee waivers and expense reimbursements) of the SMI 50/40/10 Fund are expected to decrease as a result of the Reorganization. Each Fund is currently operating under an expense limitation arrangement pursuant to which the Adviser has agreed to waive its advisory fees and limit certain other operating expenses. For the SMI 50/40/10 Fund, the agreement is in effect through February 28, 2019. For the SMI Conservative Allocation Fund, the agreement is in effect through February 29, 2020, 2019. The expense limitation agreement for the SMI Conservative Allocation Fund provides for a cap of 1.15% per annum while the fee arrangement with the SMI 50/40/10 Fund caps expenses at 1.45% per annum. There can be no assurance that these obligations will be continued.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the SMI Funds.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither the SMI 50/40/10 Fund nor its shareholders nor the SMI Conservative Allocation Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Additional Information on Proposed Changes to the SMI Conservative Allocation Fund’s Name and Strategies

Additionally, on December 12, 2017, the Board approved proposals to change the name of the SMI Conservative Allocation Fund to the SMI 50/40/10 Fund and to adopt the investment strategies of the SMI 50/40/10 Fund. These revisions are intended to allow the SMI Conservative Allocation Fund (i.e., the SMI 50/40/10 Fund after the Reorganization) to focus on a broader range of asset classes. These changes do not require approval by the shareholders of the SMI Conservative Allocation Fund. Notice of the changes to the name and investment strategies of the SMI Conservative Allocation Fund were provided to shareholders of that Fund on January 2, 2018 and are expected to take effect on April 13, 2018 in conjunction with the anticipated closing of the Reorganization. More information on those changes are presented in this Proxy Statement/Prospectus.

PROPOSAL – APPROVAL OF THE REORGANIZATION

Introduction

Shareholders of the SMI 50/40/10 Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of the SMI 50/40/10 Fund with and into the SMI Conservative Allocation Fund. If the Reorganization is approved, shareholders in the SMI 50/40/10 Fund will become shareholders in the SMI Conservative Allocation Fund as of the close of business on the Closing Date.

At meetings held on November 22, 2017 and December 12, 2017, the Board considered a proposal by the Adviser to reorganize the SMI 50/40/10 Fund into the SMI Conservative Allocation Fund. The factors considered by the Board are discussed more fully under “Board Considerations” below and generally include representations by the Adviser that a combined Fund would provide investors with a reduced expense ratio, greater potential for economies of scale, more developed distribution network and expose investors to a broader range of asset classes. The Board also considered that the Reorganization is expected to be a tax-free transaction.

SPECIAL NOTE #1: At the December 12, 2017 meeting, the Board also approved a proposal by the Adviser to change the name of the SMI Conservative Allocation Fund to the SMI 50/40/10 Fund. In coordination with the name change, the Board also approved a proposal calling for the SMI Conservative Allocation Fund to adopt the investment strategies currently employed by the SMI 50/40/10 Fund. These changes will become effective in conjunction with the closing of the Reorganization.

SPECIAL NOTE #2: As discussed in greater detail below, SMI 50/40/10 Fund shareholders are being solicited to approve the Reorganization Agreement. As a result of the Reorganization, the SMI Conservative Allocation Fund will be the legal survivor of the transaction. However, for purposes of performance reporting, the accounting survivor will be the SMI 50/40/10 Fund. This means that the fee structure of the SMI Conservative Allocation Fund will survive following the reorganization and that the performance and accounting records (such as the financial highlights) of the SMI 50/40/10 Fund will survive following the reorganization.

Comparison of the Funds’ Investment Objectives

The Funds have identical investment objectives – to seek total return. No changes are being proposed to the Funds’ investment objectives as part of the Reorganization.

Comparison of the Funds’ Fees and Expenses

The following tables describe the fees and expenses of the Funds. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred in each Fund’s fiscal year ended October 31, 2017. The October 31, 2017 Pro forma numbers are estimated in good faith and are hypothetical.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	SMI 50/40/10 Fund (before reorganization)	SMI Conservative Allocation Fund	Pro Forma Combined SMI Conservative Allocation Fund (i.e., the SMI 50/40/10 Fund after Reorganization)
Redemption Fee	None	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)	SMI 50/40/10 Fund	SMI Conservative Allocation Fund	Pro Forma Combined Forward SMI Conservative Allocation Fund (i.e., the SMI 50/40/10 Fund after Reorganization)
Management Fees	1.00%	0.90%	0.90%
Distribution and/or (12b-1) Fees	None	None	None
Other Expenses	0.56%	0.63%	0.63%
Acquired Fund Fees and Expenses	0.66%	0.21%	0.31%
Total Annual Fund Operating Expenses	2.22%	1.74%	1.84%
Fee Waiver/Expense Reimbursement	(0.10%)	(0.37)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.12%[1]	1.37%[2]	1.46%[3]

1.	The Adviser contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.45% of the SMI 50/40/10 Fund’s average daily net assets through February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI 50/40/10 Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the SMI 50/40/10 Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.
2.	The Adviser contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.15% of the SMI Conservative Allocation Fund’s average daily net assets through February 29, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI Conservative Allocation Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.

3.	The Adviser contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.15% of the SMI 50/40/10 Fund’s average daily net assets through February 29, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect each Fund’s performance. During the most recent fiscal year, the SMI Conservative Allocation Fund’s portfolio turnover rate was 207.04% of the average value of its portfolio while the SMI 50/40/10 Fund’s portfolio turnover rate was 212.36% of the average value of its portfolio. Following the Reorganization, the SMI Conservative Allocation Fund will be implementing the SMI 50/40/10 Fund’s investment strategies so it is expected that your portfolio turnover rate will be consistent with your current investment.

Example

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
SMI 50/40/10 Fund	$215	$685	$1,181	$2,547
SMI Conservative Allocation Fund	$139	$512	$909	$2,021
Pro Forma Combined SMI Conservative Allocation Fund (i.e., to be renamed the SMI 50/40/10 Fund)	$149	$503	$923	$2,094

Comparison of the Funds’ Principal Investment Strategies

The SMI Conservative Allocation Fund and the SMI 50/40/10 Fund will have identical investment strategies following the Reorganization as the SMI Conservative Allocation Fund will be adopting the strategies of the SMI 50/40/10 Fund.

Those principal investment strategies are as follows:

SMI Advisory Services, LLC (the “Adviser”), the Fund’s adviser, allocates the Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

50% - Dynamic Asset Allocation Strategy

40% - Fund Upgrading Strategy

10% - Sector Rotation Strategy

Dynamic Asset Allocation Strategy. This strategy involves investing in open-end mutual funds and exchange-traded funds (“ETFs”) (collectively “Underlying Funds”) that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Adviser believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Adviser will invest in each of the three “best” asset classes as determined by the Adviser. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Adviser periodically rebalances the Fund’s asset allocation in response to market conditions as well as to balance the Fund’s exposure to the chosen asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The Fund may also invest directly in such companies. The Fund may also utilize derivatives, such as investing in futures contracts.

International Equities – The Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The Fund may also invest directly in such companies. The Fund may also utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The Fund may invest in Underlying Funds that invest primarily in real estate securities. The Fund may also invest in real estate investment trusts (“REITs”).

Precious Metals – The Fund may invest in Underlying Funds that invest primarily in precious metals. The Fund may also invest in Underlying Funds that invest in mining and other precious metal related companies. The Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) – The Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and other ETFs that focus on investing in the foregoing.

Fund Upgrading Strategy – This strategy is a systematic investment approach that is based on the belief of the Adviser that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Adviser to be most attractive at the time of analysis. So long as the other investment companies have a track record of a minimum of 12 months, they may be monitored by the Adviser as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Fund primarily invests this portion of the portfolio in Underlying Funds using its Fund Upgrading strategy. Generally, the Underlying Funds with the highest momentum scores are chosen. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions.    During any given year, if equities are performing extremely weakly, all or a portion of the Fund Upgrading assets may be shifted into Underlying Funds that focus on fixed income securities, or shifted into cash.

It should be noted that, even though the Adviser’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Sector Rotation Strategy – This strategy involves the Adviser selecting from a universe of Underlying Funds it has compiled using proprietary methods. Generally, the Underlying Funds with a strong focus on a particular sector are chosen. This universe is specifically designed by the Adviser to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Adviser ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Adviser purchases one or more Underlying Funds to gain the desired exposure to that particular sector. This portion of the Underlying Fund may be concentrated, meaning that the Underlying Fund may be invested in as few as one or two sectors at a time and potentially as few as one Underlying Fund.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the 50/40/10 Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various Underlying Funds in which it invests.

The Adviser is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Fund Upgrading Strategy similar to the strategy utilized by the Fund. Although mutual funds purchased by the Fund generally will be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but only to institutional investors.

Comparison of the Funds’ Principal Investment Risks

Because the SMI Conservative Allocation Fund will, following its name and strategy changes, have the same investment objective and strategy as the SMI 50/40/10 Fund, the Funds will be subject to identical principal risks. Those risk are as follows:

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in Underlying Funds it may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF (Underlying Funds), the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivatives transactions by the Underlying Funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an Underlying Fund may lose its entire investment, which will affect the Fund’s return.

Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. To the extent the Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Real Estate Risk. The Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Credit Default Swaps Product Risk. To the extent that the Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent that the Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Small- and Mid-Cap Stocks Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs or PTPs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. PTPs are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the Fund invests in Underlying Funds that utilize derivatives, such as futures contracts and credit default swaps, the Fund is subject to the risk associated with such derivatives. Additionally, with respect to the equity investments of the Fund, underlying funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses.

Underlying Funds may use derivatives such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Market Timing Risk. Because the Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the Fund invests may not produce the best results and may increase the volatility of the Fund’s share price.

Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Comparison of the Funds’ Investment Limitations

The fundamental investment limitations of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund are substantially identical. These limitations cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

As a matter of fundamental policy, the Funds:

1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds 50/40/10 Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The SMI Conservative Allocation Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

The SMI 50/40/10 Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities, including interest in exchange traded grantor trusts, or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The SMI Conservative Allocation Fund will not invest 25% or more of its total assets in a particular industry (other than investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

The SMI 50/40/10 Fund will not invest 25% or more of its net assets in a particular industry (other than investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. With respect to 75% of its total assets, the SMI Conservative Allocation Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

In regard to the SMI 50/40/10 Fund, with respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies, or securities issued by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on each Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

The Funds also have identical non-fundamental investment limitations. Those are as follows:

1. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3. Illiquid Securities. Each Fund will not invest more than 15% of its net assets in securities that are illiquid or restricted at the time of purchase.

4. Loans of Portfolio Securities. The Funds will not make loans of portfolio securities.

Comparison of the Funds’ Performance

The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund’s performance from year to year over the life of the Fund. The table below shows how each Fund’s average annual total returns compare over time to those of broad-based securities market indices and a custom benchmark comprised of 60% of the Wilshire 5000 Total Market Index and 40% of the Bloomberg Barclays Capital U.S. Aggregate Bond Index. This information provides some indication of the risks of investing in the Funds. Past performance (before and after taxes) of the Funds is no guarantee of how they will perform in the future. As the SMI 50/40/10 Fund will be the accounting survivor as a result of the Reorganization, its performance record will be adopted by the SMI Conservative Allocation Fund.

SMI 50/40/10 Fund

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:        3rd Quarter, 2017, 5.26%

Worst Quarter:      4th Quarter, 2016, (1.31)%

Average Annual Total Returns (For the Period Ended December 31, 2017)	1 Year	Since Inception*
Before taxes	18.62%	4.44%
After taxes on distributions	18.21%	4.21%
After taxes on distributions and sale of shares	10.63%	3.34%
Indices
Wilshire 5000 Total Market Index	21.00%	11.47%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	3.54%	2.02%
Weighted Index (60% of the Wilshire 5000 Total Market Index and 40% of the Bloomberg Barclays Capital U.S. Aggregate Bond Index)	13.74%	7.73%

*	Inception date April 29, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863.

SMI Conservative Allocation Fund

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:        1st Quarter, 2013, 6.87%

Worst Quarter:     3rd Quarter, 2011, (11.21)%

Average Annual Total Returns (For the Period Ended December 31, 2017)	1 Year	5 Years	Since Inception*
Before taxes	9.51%	4.90%	4.33%
After taxes on distributions	9.06%	3.19%	3.05%
After taxes on distributions and sale of shares	5.49%	3.43%	3.12%
Indices
Wilshire 5000 Total Market Index	21.00%	15.67%	13.48%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	3.54%	2.10%	3.25%
Weighted Index (60% of the Wilshire 5000 Total Market Index and 40% of the Bloomberg Barclays Capital U.S. Aggregate Bond Index)	13.74%	10.19%	9.46%

*	Inception Date December 30, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The purchase, redemption and exchange policies and procedures of each of the Funds, as they are each series of the Trust, are identical. Complete information on the purchase, redemption and exchange policies and procedures can be found in Appendix B to this Proxy Statement/Prospectus.

Comparison of the Management of the Funds

Each Fund is managed by SMI Advisory Services, LLC (“SMI” or “Adviser”). SMI is located at 411 6th Street, Columbus, Indiana 47201. SMI sets each Fund’s overall investment strategies, developing, constructing and monitoring the asset allocation, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for each Fund’s portfolio and votes any proxies solicited by portfolio-held companies.

The Adviser is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Omnium was formed in 2005 by Anthony Ayers and Eric Collier, each a Portfolio Manager of the Funds, and other senior managers of Omnium. Marathon Partners was formed in 2005 by Mark Biller, Senior Portfolio Manager of the Funds, Austin Pryor and other managers of Sound Mind Investing, a Christian nondenominational financial newsletter. Mr. Pryor is the publisher, and Mr. Biller is the Executive Editor, of Sound Mind Investing.

The portfolio managers of the Funds are the same and are listed below.

Mark Biller, Senior Portfolio Manager – Mr. Biller has served as senior portfolio manager of the entire family of SMI Funds since their creation in 2005. He played a key role in the design and creation of the Sector Rotation, Dynamic Allocation, and Bond Upgrading strategies followed by the various SMI Funds.

As senior portfolio manager, Mr. Biller has ultimate decision-making authority regarding all portfolio decisions and trading practices of the Sound Mind Investing Funds. His duties involve researching and selecting the underlying funds in which the Funds’ invest, upgrading the Funds’ investments in underlying funds and determining the overall allocation among style categories. In addition to his duties at the Adviser, Mr. Biller has been the Executive Editor of the Sound Mind Investing newsletter and online business for over 15 years. Mr. Biller’s writings on a broad range of financial and investment topics have been featured in a variety of national print and electronic media, and he has also appeared as a financial commentator for various national and local radio programs. The Sound Mind Investing newsletter was first published in 1990 and currently has many thousands of subscribers. Since it was first published over 25 years ago, the newsletter has provided recommendations to tens of thousands of subscribers using a variety of investment strategies, including the Fund Upgrading, Dynamic Asset Allocation, Bond Upgrading and Sector Rotation strategies that are used by the Funds. Mr. Biller earned his B.S. in Finance from Oral Roberts University.

Eric Collier, CFA – Mr. Collier has served as a portfolio manager of the entire family of SMI Funds since their creation in 2005. He was integral in the design and testing of the Dynamic Allocation and Bond Upgrading strategies utilized by the various SMI Funds.

Mr. Collier is a co-Portfolio Manager responsible for researching and selecting each Fund’s investments, determining overall allocation among style categories, and trading, subject to the ultimate decision-making authority of the Senior Portfolio Manager. In addition to his duties at the Adviser, Mr. Collier is a co-founder of Omnium Investment Company, LLC. At Omnium, he conducts analytical and quantitative research, and risk management. Prior to co-founding Omnium, Mr. Collier worked at Oxford Group, Ltd, a fee-only financial services firm. At Oxford Group, Mr. Collier provided investment advice to several high net-worth individuals concentrating on investment and financial planning strategies. Prior to that Mr. Collier was an Investment Analyst and Registered Investment Adviser Representative for Webb Financial Advisers, an investment advisory firm, from 1997 to 2000, where he was responsible for due diligence and manager selection on large cap growth and value securities, small cap growth and value securities, international cap securities, and fixed income securities. Mr. Collier graduated from Indiana University with a B.S. in Finance in 1998. He also studied at the University of Maastricht in the Netherlands through the International Business Program at Indiana University. He has received the Chartered Financial Analyst (“CFA”) designation, and he is a member of the CFA Institute (formerly the Association for Investment Management and Research (“AIMR”)).

Anthony Ayers, CFA – Mr. Ayers has served as a portfolio manager of the entire family of SMI Funds since their creation in 2005. He was integral in the design and testing of the Dynamic Allocation and Bond Upgrading strategies utilized by the various SMI Funds.

Mr. Ayers is a co-Portfolio Manager responsible for researching and selecting each Fund’s investments, determining overall allocation among style categories, and trading, subject to the ultimate decision-making authority of the Senior Portfolio Manager. In addition to his duties at the Adviser, Mr. Ayers is a co-founder of Omnium Investment Company, LLC. At Omnium, he also conducts analytical and quantitative research, and risk management. Mr. Ayers helped develop the Adviser’s risk management procedures and a proprietary daily risk management reporting system. Prior to co-founding Omnium, Mr. Ayers was an Investment Analyst at Oxford Group, Ltd., where he was responsible for performing manager searches and due diligence on various mutual fund portfolio managers specializing in large capitalized growth and value securities, small capitalized growth and value securities, international capitalized securities, and fixed income securities. Prior to that Mr. Ayers was a Senior Investment Representative for Charles Schwab, where he assisted high net-worth clients with developing and trading complex option strategies, hedging concentrated portfolios, constructing diversified investment portfolios, risk management, and making individual stock and mutual fund recommendations. Mr. Ayers graduated from Indiana University with a B.S. in Finance in 1996, and he is a CFA charter holder.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers, including a description of compensation, other accounts managed, and ownership of the Funds’ shares.

Comparison of Advisory Fees and Operating Expenses for the Funds

The advisory fee schedules for each of the Funds are set forth below. If the Reorganization is approved, shareholders of the SMI 50/4/10 Fund will be moving into the SMI Conservative Allocation Fund which has a lower overall advisory fee. In addition, the breakpoint schedule for the SMI Conservative Allocation Fund provides greater opportunities for economies of scale to be realized. The Board believes this structure will benefit SMI 50/40/10 shareholders.

The SMI Conservative Allocation Fund is authorized to pay the Adviser a fee based on the SMI Conservative Allocation Fund’s average daily net assets as follows:

$1 - $100 million	0.90%
$100 million to $250 million	0.80%
$250 million to $500 million	0.70%
Over $500 million	0.60%

During the fiscal year ended October 31, 2017, the SMI Conservative Allocation Fund paid advisory fees (after fee waivers and/or expense reimbursements) equal to 0.53% of its average daily net assets.

The SMI 50/40/10 Fund is authorized to pay the Adviser a fee based on the SMI 50/40/10 Fund’s average daily net assets as follows:

Up to $250 million	1.00%
$250,000,001 to $500,000,000	0.90%
Over $500 million	0.80%

During the fiscal year ended October 31, 2017, the SMI 50/40/10 Fund paid advisory fees (after fee waivers and/or expense reimbursements) equal to 0.89% of its average daily net assets.

Expense Limitation Agreement. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.15% of the Fund’s average daily net assets with respect to the SMI Conservative Allocation Fund and 1.45% with respect to the SMI 50/40/10 Fund. The contractual arrangement for the SMI 50/40/10 Fund is in place through February 28, 2019, and the contractual arrangement for the SMI Conservative Allocation Fund is in place through February 29, 2020. Each waiver or reimbursement by the Adviser (including those made by the Adviser with respect to a Predecessor Fund) is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred; provided that such Fund is able to make the repayment without exceeding the applicable expense limitation. The Board believes this expense limitation agreement will benefit shareholders.

A discussion of the factors that the Board considered in approving each Fund’s advisory agreement is available in the Funds’ semi-annual report to shareholders dated April 30, 2017.

Comparison of Service Providers to the Funds

The service providers to the Funds are the same and are listed below.

Custodian. Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of each Fund’s investments. The Custodian acts as the Funds’ depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

Transfer Agent, Fund Accountant and Administrator. Ultimus Asset Services, LLC (“Ultimus”), 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246, acts as the Funds’ transfer agent, dividend disbursing agent, fund accountant, and administrator. Ultimus is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC, the parent company of the Distributor (defined below). The officers of the Trust also are officers and/or employees of Ultimus.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd. (“Cohen”), 1350 Euclid Avenue, Suite 800, Cleveland, Ohio, 44115 has been selected as the Independent Registered Public Accounting Firm for the Funds for the fiscal year ended October 31, 2018. Cohen will perform an annual audit of the Funds’ financial statements and will provide financial, tax and account services as requested.

Legal Counsel. The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Trust and the Funds.

Distributor. Unified Financial Securities, LLC (the “Distributor”), 9465 Counselors Row, Suite 200, Indianapolis, Indiana 46240, is the exclusive agent for distribution of shares of the Funds. The Distributor and Ultimus are wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

Additional Information about the Funds

Form of Organization. Each Fund is organized as a separate series of Valued Advisers Trust, an open-end management investment company organized as a Delaware statutory trust. Valued Advisers Trust is governed by a Board of Trustees consisting of three members. For more information about the history of Valued Advisers Trust see the Statement of Additional Information for both Funds dated January 19, 2018.

Dividends and Other Distributions. Each Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of net realized capital gains. Each Fund declares and pays dividends at least annually. To comply with federal tax regulations, the Funds may also pay an additional capital gains distribution.

Financial Highlights. The fiscal year end of each Fund is October 31st. The financial highlights of the SMI 50/40/10 Fund that are contained in Appendix C have been audited by Cohen & Company, Ltd., the Trust’s and each Fund’s independent registered public accounting firm.

Information about the historical performance of the SMI 50/40/10 Fund is contained in Appendix D.

Capitalization. The following table shows on an unaudited basis the capitalization of each of the Funds as of October 31, 2017 and on a pro forma basis as of October 31, 2017, giving effect to the Reorganization.

	SMI 50/40/10 Fund	SMI Conservative Allocation Fund	SMI Conservative Allocation Fund (SMI 50/40/10 Fund) Pro Forma Combined*
Net Assets	$22,006,771	$15,164,552	$37,171,323
Shares Outstanding	2,015,486	1,541,136	3,404,181
Net Asset Value Per Share	$10.92	$9.84	$10.92

*	Assumes the Reorganization was consummated on November 1, 2017 and is for information purposes only.

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of the SMI 50/40/10 Fund in exchange for shares of beneficial interest of the SMI Conservative Allocation Fund and the assumption by the SMI Conservative Allocation Fund of all of the SMI 50/40/10 Fund’s liabilities; and (ii) the distribution of shares of beneficial interest of the SMI Conservative Allocation Fund to shareholders of the SMI 50/40/10 Fund, as provided for in the Reorganization Agreement. The SMI 50/40/10 Fund will then be liquidated.

Each shareholder of the SMI 50/40/10 Fund will hold, immediately after the Closing Date, shares of the SMI Conservative Allocation Fund having an aggregate value equal to the aggregate value of the shares of the SMI 50/40/10 Fund held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of the SMI Conservative Allocation Fund will not be represented by physical certificates.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval by the shareholders of the SMI 50/40/10 Fund and that each Fund receives an opinion from The Law Offices of John H. Lively & Associates, Inc. to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Funds and will be split evenly between the two Funds. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be no greater than $75,000.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither the SMI 50/40/10 Fund nor its shareholders, nor the SMI Conservative Allocation Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. In addition, a shareholder’s tax basis for shares held in the SMI 50/40/10 Fund would carry over to shares of the SMI Conservative Allocation Fund acquired in the Reorganization, and the holding period for shares held as a capital asset would also carry over to the SMI Conservative Allocation Fund shares received in the Reorganization.

As a condition to the closing of the Reorganization, the Funds will receive an opinion from The Law Offices of John H. Lively & Associates, Inc. to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. It is not anticipated that any securities positions will be eliminated as a result of the Reorganization.

Prior to the Closing Date, the SMI 50/40/10 Fund will pay to shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

For purposes of the limitations on the use of tax loss carryforwards, the fund undergoing an ownership change (and thus subject to limitation) is the SMI Conservative Allocation Fund since it is the smaller of the two funds. As of October 31, 2017, the SMI 50/40/10 Fund had long-term capital losses of $0 and short-term capital losses of $412,782, which generally do not expire and are not subject to limitation on account of the Reorganization. As of October 31, 2017, the SMI Conservative Allocation Fund had long-term capital losses of $764 and short-term losses of $848,662. After the Reorganization, the losses of the SMI 50/40/10 Fund generally may be available to the surviving fund for this purpose (i.e. SMI Conservative Allocation Fund), to offset its capital gains, although a portion of the amount of these losses that may offset the surviving fund’s capital gains in any given year may be limited due to this Reorganization. The ability of the surviving fund to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund. After Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of the surviving fund.

Accounting Survivor.

The Board of Trustees expects the SMI 50/40/10 Fund to be the accounting survivor following the Reorganization. This is based on the following information: the investment adviser to the SMI 50/40/10 Fund will continue serving the Fund; the SMI 50/40/10 Fund is the larger fund as it relates to net assets; the investment objective, strategies and restrictions of the SMI 50/40/10 Fund are being adopted by the SMI Conservative Allocation Fund in conjunction with the Reorganization; the gross expense ratios of the two Funds are similar, but the SMI 50/40/10 Fund shareholders are expected to realize a reduction in expenses following the Reorganization; and the portfolio of the combined Fund is expected to more closely resemble the current portfolio of the SMI 50/40/10 Fund.

Board of Trustees Recommendation

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Funds and their shareholders. In addition, the Board determined that the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees, approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that the SMI 50/40/10 Fund’s shareholders vote “FOR”  the Reorganization Agreement.

Board Considerations

The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at meetings held on November 22, 2017 and December 12, 2017. At these meetings, the Board reviewed detailed information about the proposed Reorganization. For the reasons discussed below, the Trustees, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined that the Reorganization is in the best interests of the Funds and their shareholders and voted to approve the Reorganization and to present it to shareholders for approval.

The Reorganization will combine two series of the Trust having the same investment objectives and similar investment policies into one series and is designed to achieve operating efficiencies due to the spreading of fixed costs over a larger pool of assets. The Trustees determined that the Reorganization was in the best interests of both Funds’ shareholders and that their interests would not be diluted as a result of the transaction contemplated by the Reorganization.

Before approving the Agreement and Plan of Reorganization, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the relative asset size of the Funds, including the benefits of combining the assets of the two Funds to create a larger combined entity. The Trustees also considered the Adviser’s ability to market the combined Fund’s performance record, noting that shareholders from both Funds will benefit from adopting the SMI 50/40/10 Fund’s performance record and investment strategies. The Trustees noted that shareholders of the SMI 50/40/10 Fund should benefit from the more developed distribution network in place for the SMI Conservative Allocation Fund by providing greater opportunities for economies of scale. The Trustees acknowledged that the Adviser will benefit to a degree from this transaction as it relates to a reduction in the amount of advisory fees it must waive to maintain the ongoing expense limitation arrangement for each of the Funds separately.

The Trustees considered that the operating expenses of the SMI Conservative Allocation Fund, upon completion of the Reorganization, are projected to be less than those of the current SMI 50/40/10 Fund. The Trustees considered the similarities of the Funds’ investment processes, noting that both Funds are managed by the same team of portfolio managers. The Trustees further considered the performance records of the Funds and noted that the annualized performance of the SMI 50/40/10 Fund for the 1-year period ended December 31, 2016 was higher than that of the SMI Conservative Allocation Fund. They also noted that the SMI 50/40/10 Fund’s performance for the 1-year period ended September 30, 2017 was significantly higher than the performance of the SMI Conservative Allocation Fund over the same period (i.e., 11.52% versus 1.94%).

The Board of Trustees of the Trust, in recommending the proposed Reorganization, considered a number of factors in connection with this decision. Among the factors considered by the Board were:

(i)	the terms of the proposed Reorganization, including the anticipated tax-free nature of the transactions for the Funds and their shareholders;

(ii)	alternatives to the Reorganization, including a possible liquidation;

(iii)	the willingness of the Adviser to maintain the SMI Conservative Allocation Fund’s expense cap until at least February 29, 2020;

(iv)	that the portfolio managers to the SMI Conservative Allocation Fund would remain the same (i.e., the portfolio managers are also the same persons that manage the SMI 50/40/10 Fund);

(v)	that the SMI Conservative Allocation Fund is adopting the SMI 50/40/10 Fund’s name and investment strategies in conjunction with the Reorganization;

(vi)	that the advisory contract with the Adviser for the SMI Conservative Allocation Fund is anticipated to provide shareholders with a lower overall operating expense ratio, including a lower management fee rate;

(vii)	that the Reorganization may result in certain economies of scale for the SMI Conservative Allocation Fund and the total operating expense ratio (before fee waivers and expenses) for the SMI Conservative Allocation Fund is expected to be lower than the SMI 50/40/10 Fund;

(viii)	the interests of the current shareholders of the Funds will not be diluted as a result of the Reorganization;

(ix)	that while all the costs associated with the Reorganization will be borne by the Funds’ shareholders, following the Reorganization, the expected benefits to shareholders of expected decreases in total operating expenses (before fee waivers and expense reimbursements) will, in the longer term, benefit shareholders and outweigh costs associated with the Reorganization; and

(x)	that as a result of the terms of the expense limitation agreement in place for the SMI Conservative Allocation Fund, the Adviser would initially absorb the costs associated with the Reorganization and that the Adviser would not be able to recoup these costs unless assets of the Fund were to rise to a level such that the SMI Conservative Allocation Fund’s total operating expense ratio would not exceed the expense cap that is in currently in place after giving effect to any such recoupment.

The Board also considered alternatives to the Reorganization, such as a possible liquidation. In considering the alternative of liquidation, the Board noted that liquidation could result in tax consequences to shareholders that would be avoided in the Reorganization. The Board also noted that (1) shareholders not wishing to become part of the SMI Conservative Allocation Fund could redeem their shares of the SMI 50/40/10 Fund at any time prior to closing without penalty and (2) that the Reorganization would allow shareholders of the SMI 50/40/10 Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund that will employ the same investment strategy that they enjoyed prior to the Reorganization at a lower overall expense ratio.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board determined that the Reorganization is in the best interests of the Funds and, accordingly, unanimously approved the Reorganization and the Reorganization Agreement and recommended that shareholders vote “For” the Reorganization.

Required Vote

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the voting securities entitled to vote.

If shareholders of the SMI 50/40/10 Fund do not approve the Reorganization, the SMI 50/40/10 Fund will continue to be managed by the Adviser as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Quorum and Methods of Tabulation

Only shareholders of record on February 15, 2018 (the record date) are entitled to notice of and to vote at the Special Meeting. Pursuant to the Trust’s Declaration of Trust and By-Laws, one-third of the outstanding shares entitled to vote, present in person or represented by proxy, shall constitute a quorum for the transaction of business at the Special Meeting.

Votes cast by proxy or in person at the Special Meeting will be counted by persons appointed by the Trust as tellers (the “Tellers”) for the Special Meeting. The Tellers will count the total number of votes cast “for” approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The Tellers will count shares represented by proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) as shares that are present on the matter for purposes of determining the presence of a quorum.    However, since such shares are not voted in favor of the Proposal, they have the effect of counting as a vote AGAINST the Proposal.

Vote Required

Approval of the Proposal requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

Shareholders of the SMI 50/40/10 Fund are entitled to one vote for each share held. Fractional shares are entitled to proportional voting rights.

Other Business

The Trustees know of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, they intend that proxies that do not contain specific restrictions to the contrary be voted on such matters in accordance with the judgment of the persons named in the proxy card. The Trust does not have annual meetings and, as such, does not have a policy relating to the attendance by the Trustees at shareholder meetings.

Revocation of Proxies

Proxies may be revoked at any time before they are voted either (i) by a written revocation delivered to the Trust, (ii) by a properly executed later-dated proxy received by the Trust, (iii) by an in-person vote at the Special Meeting, or (iv) by written notice of death or incapacity of the maker of the proxy received by the Trust before the vote pursuant to the proxy is counted. Attendance at the Special Meeting will not in and of itself revoke a proxy. Shareholders may revoke a proxy as often as they wish before the Special Meeting. Only the latest dated, properly executed proxy card received prior to or at the Special Meeting will be counted.

Shareholder Proposals

Any shareholder proposals to be included in the proxy statement for the Trust’s next meeting of shareholders must be received by the Trust within a reasonable period of time before the Trust begins to print and send its proxy materials.

Adjournment

If a quorum is not present or represented at the Special Meeting, or if a quorum is present but sufficient votes to approve the Proposal are not received, or if other matters arise that require shareholder attention, the persons named as proxy agents, the Chairperson of the meeting, or other Trust officers present at the Special Meeting may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of one-third of those shares present at the Special Meeting or represented by proxy. The persons named as proxies will vote those proxies that are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors. At such adjourned meeting at which a quorum shall be present or represented, any business may be transacted that might have been transacted at the meeting as originally notified.

Annual and Semi-Annual Reports

The most recent annual and semi-annual reports to shareholders of the Funds (when available) will be provided to shareholders at no cost. To request a report, please call us toll-free at (877) 764-3863 or write to us at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. These reports can be downloaded for free at the Funds’ website (www.smifund.com).

Proxy Solicitation Costs

The costs of solicitation of proxies and expenses incurred in connection with the preparation of proxy materials are being borne 100% by the shareholders of the Funds. In addition to soliciting proxies by mail, the Trustees and employees of the Trust may solicit proxies in person or by telephone (at no charge to the Funds). The Trust has engaged AST Fund Solutions to provide shareholder meeting services, including the distribution of this Proxy Statement/Prospectus and related materials to shareholders as well as vote solicitation and tabulation. The costs of these services are expected to be approximately $12,000 with the SMI Conservative Allocation Fund bearing $6,000 and the SMI 50/40/10 Fund bearing $6,000. By voting immediately, you can help the Funds avoid the additional expense of a second proxy solicitation.

Only one copy of this Proxy Statement/Prospectus may be mailed to a shareholder holding shares in multiple accounts within the SMI 50/40/10 Fund. Additionally, unless the Trust has received contrary instructions, only one copy of this Proxy Statement/Prospectus will be mailed to a given address where two or more shareholders share that address. Additional copies of the Proxy Statement/Prospectus will be delivered promptly upon request. Requests may be sent to                     ,                     ,                     ,             or made by telephone by calling 1-                    .

Outstanding Shares

The shares outstanding of the SMI 50/40/10 Fund as of February 15, 2018 are:             .

Security Ownership of Certain Beneficial Owners and Management

Unless otherwise noted below, as of the Record Date, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the Shares of the SMI 50/40/10 Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the SMI 50/40/10 Fund:

Name and Address of Owner	Fund/Class	Number of Shares	Percentage Ownership

Information About the Funds

Each Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC.

Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this         day of                     , 2018, by and among Valued Advisers Trust (the “Trust”), a Delaware statutory trust with its principal place of business at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 on behalf of its series, SMI Conservative Allocation Fund (the “Acquiring Fund”), the Trust, on behalf of its series, SMI 50/40/10 Fund (the “Acquired Fund”), and SMI Advisory Services, LLC (the “Adviser”), a             limited liability company with its principal place of business at 411 6th St., Columbus, IN 47201 in regards to Section 4.3 of the Agreement.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Fund are in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 100%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Acquired Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of Acquiring Fund Shares to be so credited to shareholders of the Acquired Fund shall be equal to the aggregate net asset value of the Acquired Fund owned by such shareholders on the Closing Date. All issued and outstanding Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2. The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined by dividing the value of the net assets of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund Shares, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be April 13, 2018, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct Huntington National Bank., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund shall direct Ultimus Asset Services, LLC (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Trust as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used since its inception conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2017, have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since October 31, 2017, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Trust, on behalf of the Acquired Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at October 31, 2016, have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, and in all materials respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since October 31, 2016, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquiring Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquiring Fund, as provided in paragraph 3.3. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by the Trust, on behalf of the Acquiring Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Acquiring Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Acquiring Fund will, within a commercially reasonable amount of time, inform the Acquired Fund.

4.3. Representations of SMI Advisory Services, LLC. SMI Advisory Services, LLC will continue its expense limitation agreement with respect to the Acquiring Fund that will limit the total operating expenses of the Fund to 1.15% (exclusive of brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”)) through February 29, 2020.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of Acquiring Fund Shares received at the Closing.

5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Trust, on behalf of the Acquiring Fund shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Trust, on behalf of the Acquired Fund shall have delivered to the Trust, on behalf of the Acquiring Fund, a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3. The Trust, on behalf of the Acquired Fund shall have delivered to the Trust, on behalf of the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to The Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Trust. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund, nor the Trust, on behalf of the Acquired Fund, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust, on behalf of the Acquiring Fund, or the Trust, on behalf of the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of The Law Offices of John H. Lively & Associates, Inc. addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by The Law Offices of John H. Lively & Associates, Inc. of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. The Trust represents and warrants on behalf of the Acquiring Fund and the Acquired Fund that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The expenses of the Reorganization will be paid by the Funds based on their relative net assets at the time of the Closing. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before April 13, 2018, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Valued Advisers Trust

225 Pictoria Drive

Suite 450

Cincinnati, Ohio 45246

Attn: President

SMI Advisory Services, LLC

411 6th St.

Columbus, Indiana 47201

Attn:

With a copy to:

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway

Suite 310

Leawood, Kansas 66211

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the corporate property of the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

By:	Valued Advisers Trust on behalf of the SMI 50/40/10 Fund

Name:
[insert title]

Valued Advisers Trust on behalf of the SMI Conservative Allocation Fund

Name:
[insert title]

SMI Advisory Services, LLC (in regards to Section 4.3 only)

Name:
[insert title]

APPENDIX B

ADDITIONAL INFORMATION REGARDING THE SMI CONSERVATIVE ALLOCATION FUND

How To Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the Fund’s NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $500 for general accounts, retirement accounts or custodial accounts, $500 for Coverdell ESA accounts and $0 for automatic investment plans. The minimum additional investment in the Fund is $50. The Adviser may, in its sole discretion, waive these minimums in certain circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment Adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper from, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund.

Mail the application and check to:

U.S. Mail: Sound Mind Investing Funds

  c/o Ultimus Asset Services, LLC

  P.O. Box 46707

  Cincinnati, OH 45246-0707

Overnight: Sound Mind Investing Funds

  c/o Ultimus Asset Services, LLC

  225 Pictoria Dr., Suite 450

  Cincinnati, OH 45246

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 764-3863 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Ultimus Asset Services, LLC, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, automatic investment, or online at the Fund’s website (www.smifund.com). Each additional purchase must be for a minimum of $50. Each additional mail purchase request must contain:

•	your name

•	the name on your account(s)

•	your account number(s)

•	the name of the Fund

•	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (877) 764-3863 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing an Automatic Investment Plan form with the proper signatures and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact Shareholder Services at (877) 764-3863 for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax adviser regarding these plans. The Adviser has chosen to pay the custodial fees for IRAs. However, the Fund reserves the right to charge shareholders for this service in the future.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you may be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks, counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not receive payment for your redeemed shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How To Exchange Shares

You may exchange your shares of the Fund for shares of another fund advised by the same investment adviser. In general, the same rules and procedures that apply to sales and purchases also apply to exchanges. You may also exchange your shares into the Federated Government Obligations Tax-Managed Fund, which is an unaffiliated, separately managed, money market mutual fund. This exchange privilege is offered as a convenience to you. For an exchange into the Federated Government Obligations Tax-Managed Fund, you must first receive that fund’s prospectus. The exchange privilege must also be selected on your account application form. You may call Shareholder Services at (877) 764-3863 to exchange shares and to request a prospectus. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Additionally, if you already have an existing account with both funds, you may do exchanges online at the Fund’s website (www.smifund.com). An exchange is made by selling shares of one fund and using the proceeds to buy shares of the other fund, with the NAV for the sale and the purchase calculated for each fund as described in the prospectus under “Determination of Net Asset Value.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold. Requests for exchanges will be processed at the next calculated NAV after receipt of the request (i.e., prior to close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time)). Before making an exchange, you should consider the investment objective of the fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Fund reserves the right to terminate or modify the exchange privilege at any time.

How To Redeem Shares

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares.

Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowings from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind transactions will typically be made by delivering readily marketable securities to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form. Marketable securities are assets that are regularly traded or for which updated price quotations are available. Illiquid securities are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Certain illiquid securities may be valued using estimated prices from one of the Trust’s approved pricing agents. If the Fund redeems your shares in kind, it will value the securities pursuant to policies and procedures adopted by the Board of Trustees. You will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as taxes or the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Sound Mind Investing Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

Overnight: Sound Mind Investing Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 15 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. All documentation requiring a signature guarantee stamp must utilize a

New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 764-3863 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund (up to $25,000) by calling Shareholder Services at (877) 764-3863. You must first complete the Optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund, the transfer agent and custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

By Online Access – If your account has been set up for online redemptions in advance, you may redeem any part of your account in the Fund by visiting the Fund’s website (www.smifund.com).

Frequent Purchases and Redemptions - The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund. Accordingly, the Fund will permit frequent and short-term trading of shares of the Fund. The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur. Notwithstanding, the Fund reserves the right to refuse to allow any purchase by a prospective or current investor.

Additional Information - If you are not certain of the requirements for a redemption, please call Shareholder Services at (877) 764-3863. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The length of time the Fund typically expects to pay redemption proceeds is similar regardless of whether the payment is made by check or wire. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form:

•	For payment by check, the Fund typically expects to mail the check within one to three business days;

•	For payment by wire, the Fund typically expects to process the payment within one to three business days.

Payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to 7 days as permitted under the Investment Company Act of 1940. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Determination Of Net Asset Value

The price you pay for your shares is based on the Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund’s assets generally are valued at their market value. If market prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the Fund (with the assistance of its service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Adviser, pursuant to the terms of the investment advisory agreement with the Fund, has agreed to provide the Fund pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Fund’s valuation procedures.

Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn affects their net asset values.

Dividends, Distributions And Taxes

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed below.

The Fund will typically distribute net realized capital gains to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital. Special rules govern the treatment of certain gains from hedging strategies which may result in only a portion of any such gains being taxed at long-term capital gains rates.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund will automatically be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividends and capital gain distributions are not cashed within 180 days; or

•	Bank account of record is no longer valid.

For non-retirement accounts, dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested those amounts are subject to market risk like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in the Fund.

The Fund expects to distribute all or substantially all of its net investment income and net realized gains to its shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The Fund may invest in foreign securities against which foreign tax may be withheld. If more than 50% of the Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on a fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as the default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

APPENDIX C

SMI 50/40/10 FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015[(a)]
Selected Per Share Data:			
Net asset value, beginning of period	$ 9.28	$ 9.20	$ 10.00
Income from investment operations:			
Net investment income (loss)[(b)]	(0.01)	0.03	—[(c)]
Net realized and unrealized gain (loss)	1.68	0.10	(0.80)
Total from investment operations	1.67	0.13	(0.80)
Less Distributions to Shareholders:			
From net investment income	(0.03)	(0.05)	—
Total distributions	(0.03)	(0.05)	—
Paid in capital from redemption fees[(d)]	—	—	—
Net asset value, end of period	$ 10.92	$ 9.28	$ 9.20
Total Return[(e)]	17.99%	1.44%	(8.00)%[(f)]
Ratios and Supplemental Data:			
Net assets, end of period (000)	$22,007	$18,363	$13,147
Ratio of expenses to average net assets[(g)]	1.46%	1.45%	1.45%[(i)]
Ratio of expenses to average net assets excluding interest expense[(g)(h)]	1.45%	1.45%	1.45%[(i)]
Ratio of expenses to average net assets before waiver and reimbursement[(g)]	1.56%	1.76%	2.75%[(i)]
Ratio of net investment income (loss) to average net assets[(b)(j)]	(0.17)%	0.30%	(0.09)%[(i)]
Portfolio turnover rate	212.36%	146.24%	184.30%[(f)]

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/1 0 FUND FINANCIAL HIGHLIGHTS (For a share outstanding during each period) Year Ended Year Ended Period Ended October 31. October 31. October 31, 2017 2016 201?=” Selected Per Shal e Data: Net asset value, beginning of period $9.28 S 9.20 S 10.00 Income from investment operations: Net investment income (loss)(bl (0.01) 0.03 fc) Net realized and unrealized gain (loss) 1.68 0.10 (0.80) Total from investment operations 1.67 0.13 (0.80) Less Distributions to Shareholders: From net investment income (0.03) (0.05) — Total distributions (0.03) (0.05) — Pmd in capital from redemption feesld) — — — Net asset value, end of period $10.92 $9.28 $9.20 Total Return’’1 17.99% 1.44% (8.00)%<fl Ratios and Supplemental Data; Net assets, end of period (000) $22,007 $18,363 $13,147 Ratio of expenses to average net assets’B* 1.46% 1.45% 1 45%<i» Ratio of expenses to average net assets excluding interest expense’*Ht” 1.45% 1.45% 1.45%’” Ratio of expenses to average net assets before waiver and reimbursement’^ 1.56% 1.76% 2.75%’” Ratio of net investment income (loss) to average net assets^Xi) (0.17)% 0.30% (0.09)%«> Portfolio turnover rate 212.36% 146.24% 184.30%i1n (a) For the period April 29, 2015 (the date the Fund commenced operations) through October 31, 2015. (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. (c) Amount is less than S0.005 per share. (d) Redemption fee resulted in less than $0,005 per share. (e) Total return represents the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of dividends. (0 Not annualized. (g) These ratios exclude the impact of expenses of the underlying ftmds in which the Fund may invest, as represented in the Schedule of Investments. (h} These ratios do not include the effects of line of credit interest expense and borrowing costs. (i) Annualized. (j) This ratio is presented net of expenses of the funds in which the Fund invests. See accompanying notes which are an integral part oj these financial statements.

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE SMI 50/40/10 FUND

Set forth below is an excerpt from the SMI 50/40/10 Fund’s annual report dated October 31, 2017.

“Steady plodding brings prosperity; hasty’ speculation brings poverty.” Proverbs 21:5 The stock market continued its uninterrupted march higher throughout the fiscal year ending October 31, 2017 with most stocks adding healthy gains. Both foreign and domestic markets were strong performers, and domestic stocks were strong across all of SMI’s risk categories. The S&P 500 total-return index has now had 12 consecutive winning months (Nov-Oct). That’s quite rare, happening for only the second time in the past four decades. This is also just the sixth time since 1950 that more than a year has passed without at least a 5% pull-back for the S&P 500 index. This lack of volatility Sustained trends like this are great for SMI’s trend-following strategies, so it’s no surprise they have posted particularly strong performance of late and sport compelling year-to-date numbers as well. While market storm clouds may be rumbling in the distance, the third quarter was a reminder that cashing out of a richly- valued market while it is still rallying can mean leaving considerable gains on the table. These are heady times for stock investors. For the fiscal year ended October 31, 2017, the gain for lire S&P 500 was 23.63%. Even more remarkable, SMI’s Sector Rotation strategy was up a stunning 74% in that time! While the significance of this impacts the 10% allocated to it in SMI 50/40/10 Fund, it’s clear there are strong When investors are enjoying these types of gains, it’s tough for them to listen to the voice of reason. But the unfortunate reality of investing is that big gains don’t reduce future risk...they increase it If stocks were risky a year ago (and they were), they are that much more so after another year of growing toward the SMI readers have heard our many cautions regarding market risk in the current environment, so I’ll keep First, the U.S. has experienced at least one economic recession in ever)’ decade since 1850. Some decades had more than one, but every decade has had at least one. So far, the 2010-2019 decade is the lone exception. If we make it through the next two years without a recession, it will be unique in the past 170 Keep in mind that the U.S. stock market typically peaks roughly one year before economic recessions begin. By definition, then, if we see a recession within the next two years, that would imply a stock market That said, there are no particularly worrisome signs of recession on the horizon. Markets love political gridlock and expanding earnings, both of which are present right now - at least partially explaining the big gains of the past year. I hese gains could well continue. For that matter, there’s nothing magical about the “recession even,’ decade” idea other than the fact that it demonstrates that downturns happen with a certain regularity which we’ve been able to push off lately. The current economic expansion is the third longest on record: if it lasts through the end of 2019 it will become the longest. It could happen. But it might not be smart to expect it to. Second, we’ve emphasized that the change in central bank policy from accommodation to tightening, which took an important step forward in October when the U.S. Federal Reserve (the “Fed”) started intentionally shrinking its balance sheet, is a big deal. Not so much in its immediate impact, which is starting off quite modest (and is more than offset by the continuing stimulus from the European Central Hank and Bank of Japan). But as with QE on the expansion side, the Fed’s recent move has signaled the other central banks to start discussing their own exit strategies from this decade of propping up the economy and financial markets with central bank largesse. If all goes as these central banks have currently outlined, roughly a year from now (Fall 2018) the world will be facing a net tightening of central bank capital for the first time since the financial crisis. It’s unfortunate that the numbers are so big that they’re barely relatable. but the net impact of this shift is that the financial markets will go from half a trillion dollars’ worth of stimulus in 2016 to a trillion dollars of tightening in 20IS. That’s a SI.5 trillion-dollar swing, roughly equivalent to 2% of world GDP. Or put differently, that $1.5 trillion is roughly the size of Canada’s GDP. which is the 10th largest economy in the world. Just as that money materialized out of nothing to buy bonds through QE, it’s scheduled to evaporate, pulling that capital out of the world’s system. It would be noticed if Canada just didn’t show up economically all of a sudden. We certainly expect this significant centra! bank policy shift will be noticed as well. Along (hat same line, courtesy of Baird Advisors’ Mary Ellen Stanek: “Collectively, the Fed. European Central Bank and Bank of Japan own one-third of the global bond market.’’ Astonishing. Think nhead Now lhat I’ve gone all Debby-Downer on you, what’s the point of all this? Am 1 telling you to sell and run for the hills? Of course not. However, an important fact of investing is that when prospective returns are high, that’s when you want to be maximally aggressive. And when prospective returns are low, that’s the time to get more conservative. We know when these times are (roughly) based on valuations, which have a fantastic track record of projecting long-term future returns. Valuation is a lousy short-term liming signal. But it’s great at telling us what type of returns to expect over the next 7-12 years. And with current v aluations ranging somewhere between “worst ever” and “only worse before the 1929 and 2000 market peaks.” we know total returns over the next decade aren’t likely to be very good. Usually that means enduring a significant bear market that knocks those valuations down to a more reasonable level. The message here isn’t to sell and run away. It’s that prospective returns are low and risk is high, so keep risk front-of-mmd as these fantastic returns continue to roll in. [‘hat’s hard to do when Sector Rotation skyrockets +16.1% in a month, as it did in October. But it’s a necessary discipline if you’re going to be a successful long-term investor. At a minimum, applying this information means Sticking to your long-term plan. Just this simple step will keep you ahead of most investors, who unthinkingly gel more aggressive as risk increases late in a bull market. Recent high returns entice them to allocate more and more to riskier stocks strategies — right up until the moment the market trap door swings open beneath them. At a minimum, keep yourself from following that path. Stick to your long-term plan and reallocate back to your baseline allocations at ycar- end. To be blunt, this is not the time to be increasing your long-term allocation to Sector Rotation! If you want to be more proactive than that, one approach I’ve long advocated is to gradually shift money away from more aggressive strategies (such as Sector Rotation) as bull markets get over-extended, and reallocate it to conservative strategies (like Dynamic Asset Allocation “DAA”) that will hold up better in the next downturn. Full disclosure: this process stinks as you’re doing it. because you’re never going to get Ihe timing perfect, which means kicking yourself month by month as the high returns continue — until the market rolls over. Then it’s sweet relief. Naturally, there will come a point in the next bear market when the losses have deepened and accelerated to the point that you want to throw up - that’s your cue to reverse the process and start gradually re-allocating more aggressively again. [Just to be clear, the process outlined in this paragraph is optional - sticking with an appropriate mix of strategy allocations and not making these types of adjustments is perfectly fine. You don’t have to do this to be successful.] Ahvays be aware of jour surroundings In closing, it’s worth noting that wre’re working every day at SMI to figure out ways to protect your capital between now and the next market opportunity. DAA was a huge step in that direction. We continue to look for more breakthroughs along those lines. As we do, be mindful of where wre are in this bull/bear market cycle. And make sure your current portfolio is such that if a major market downturn were to occur that you could handle it without it being devastating to your long-term financial progress. Thankfully. SMI’s success isn’t based on correctly predicting the market’s future. Rather, our approach begins within the context of following God’s protective principles. A strong financial foundation, established by working to become debt-free and creating a savings reserve, provides the strength to weather unexpected setbacks. Allocating your stock’bond mix (that is, setting your risk level) in a way that balances your need for growth and your emotional fear of loss is another key step. We build portfolios based on the principle of diversification, both between and within various asset classes, knowing that performance excellence rotates. Finally, we suggest taking no more risk than is absolutely necessary’ in order to reach your financial destination. After all, investing isn’t about building the biggest pile of money possible - it’s about meeting your specific financial goals. Rather than build a portfolio dependent on a particular market prediction coming true, we believe in diversifying your portfolio so it can take advantage of market opportunities while also protecting against its risks. A portfolio that doesn’t fly too high when the market is rising but also doesn’t dive too low when it’s falling - is much easier to stick with emotionally than one with wider swings of performance. Since the primary struggle most investors face is emotional, we believe constructing portfolios that attempt to minimize these emotional swings gives SMI investors the best chance of long-term investing success. Performance Review The recent highs, both for the market and for several of SMI’s mode! portfolios, have continued month after month. Investors in most of SMI’s strategies have earned strong 12-month results that will help buffer any declines from the next market pullback. SMI has long maintained that it’s exceedingly difficult to predict what the market will do next, so staying invested w ith a well-diversified portfolio generally makes the most sense.

SMI Funds Fund I pgrading - Funds utilmng this strategy in at least part of their portfolios: SMIFX. SMILX* & SMIRX: Fund Upgrading has posted strong absolute returns over the past year. SMIFX is up +21.55% over the past 12 months. While that trails the +23.96% of the Wilshire 5000 index and +23.63% of the S&P 500 index, it’s worth noting that large/growth stocks are weighted more heavily within those indexes than within our diversified Fund Upgrading portfolios. Encouragingly, the relative performance of our Stock Upgrading strategy has improved lately. During the 3rd quarter of 2017, SMIFX gained +6.13%, notably better than the +4,59% and +4.48% gains of the Wilshire 5000 and S&P 500 indexes, respectively. This improved recent performance correlates with adjustments we’ve made to our upgrading process this year. Beginning around mid-2017, we’ve added some higher volatility funds to our fund universe. We’re optimistic that this change will help boost SMIFX’s relative returns in the future. SMIRX finished the period ranked within the top 1% of Alternative Multi-Strategy funds according to Lipper, and also ranks in the top 1% of Momingstar’s Moderate Allocation Category for the 3 months ended October 31s1. Dynamic Asset Allocation (DAAI - Funds utilizing this strategy in at least part of their portfolios: SMIDX. SMILX* & SMIRX: Our Dynamic Asset Allocation strategy (DAA) was dramatically impacted by the trend shifts around the 2016 U.S. Presidential election. In fact, October and November of 2016 were the two single worst performance months DAA has had in the past two years (since August 2015). However, since that adjustment period ended. SMIDX has performed as well as we could have hoped, given the strong market environment. Its 2017 YTD gain (through 10/31) of + 11.27% trails the U.S. stock market indices, but is comfortably ahead of the fund’s 60/40 blended benchmark gain of 10.84%. SMIDX is never more than two-thirds invested directly in stocks (though that additional third is sometimes invested in REITS), so for the fund to participate in the upside of this year’s market gains to the degree that it has is encouraging, DAA is our most defensive strategy (apart from the all-bond SMIUX) and as such is going to have its best relative performance during declining, rather than rising, markets. It doesn’t need to match the market on the way up - as long as it stays close, its overall performance should catch up (and then some) through the completion of the full market cycle. Being insulated against the potential of a market decline is crucial at this point in the stock-market cycle. We know markets are cyclical, and unfortunately the strong gains of recent years don’t make stocks less risky; they become more vulnerable the further valuations get stretched. As a result, we continue to encourage SMI investors to make DAA a core part of their portfolios, despite the fact that there are other options offering stronger absolute performance currently. It’s hard to favor conservative strategies tike DAA right now. given returns of more aggressive strategies have been higher. But conservative strategies like DAA are absolutely the key to helping us navigate the dangerous bear market that likely lies ahead in the not-too-distant future. •Indicates this fund does not always contain the strategy being described.

Sector Rotation (SR)- funds utilizing this strategy in at least part of their portfolios: SMIRX: We’ve run out of superlatives to describe SR’s performance. This strategy was up a stunning + 19.6% in the third quarter, only to follow that up with a +16.1% gain in October. Are those facts more or less amazing than the fact that SR has gained +28.2% annualized over the past five years? We’ll let you be the judge. The SMI newsletter launched SR as a live strategy nearly 14 years ago in November of 2003. Since then. SR investors have enjoyed annualized gains of +16.4% per year. That dwarfs the market’s +9.0% rate of return over the same period. But to really grasp the significance of those annualized numbers, it helps to translate them into actual dollars. A 525,000 initial investment that earned the market’s rate of return would have grown to a healthy S83.405 over those nearly 14 years. But that same investment made in SR would have grown to $207,899 - two-and-n-half times as much! Compounding a high rate of return over an extended period like that can yield awesome results. The question is whether your portfolio is positioned to take advantage of this type of compounding in the future? If not. consider allocating a portion of your portfolio to SMI’s high-risk, high-reward Sector Rotation strategy. Bond Upgrading - Funds utilizing this strategy in at least part of their portfolios: SMIUX& SMILX*: SMIUX earned 1.77% over the year ending 10/31/17, easily beating the 0.90% total return of the Bloomberg Barclays US Aggregate Bond Index. After initially spiking higher immediately following the elections in November 2016, bond yields gradually retreated again as 2017 progressed. Remember, bond prices move in the opposite direction of yields. So the post-election yield spike hurt bond returns, while the eventual drifting back down of yields helped mend those results. The l ed continued its quest to push short-term interest rates back toward a more historically “normal’’ range, hiking rates in December 2016 and following up with three more hikes in 2017. While this upward pressure on rates is challenging in terms of hurting the prices of bonds in the portfolio, it is also gradually raising the interest available on newer bonds. This helps make our short-term bond holdings gradually more attractive. While committing a sizable portion of our portfolio to shorter-term bonds isn’t going to lead to standout returns in the current interest rate environment, it’s a reflection of the middle-of-the-road style we think is appropriate for this fund. Many SMI investors use SMIUX as their sole bond holding, so we want to keep it a relative safe haven rather than taking risks in reaching for higher returns. This helps to reduce volatility in periods of bond market upheaval, such as was experienced immediately following the election last year. We’d like to direct your attention to the fact that the SMI Bond Fund is closing. This is primarily due to the advisor’s decision that it is no longer economically feasible to continue managing the Fund at its current small size. The Fund has struggled to attract and maintain assets. While we’re disappointed that SMIUX didn’t grow and fulfill our original vision of a thriving bond fund option within the SMI Fund family, there are two positive “silver linings’* here. First, of all the SMI strategies. Bond Upgrading is one of the easiest to maintain as an individual investor. The SMI Newsletter provides ongoing instruction for those inclined to manage their bond portfolios on their own. •Indicates this fund does not alw’ays contain the strategy being described.

tioiUK Direct \> ith the SMI huncis Slightly over two-thirds of the assets in the SMI Funds are owned through accounts held at other organizations (Fidelity, Schwab, TD Ameritrade, etc.). That’s perfectly fine. However, there are some advantages to having your account directly with the SMI Funds rather than through a third party. The primary advantage of a direct account is the ability to buy or sell shares of the SMI Funds without paying any transaction fees. Most third-party accounts are charged some sort of transaction fee when the SMI Funds are bought or sold. Those fees can add up — particularly if you are regularly buying or selling shares in any of the SMI Funds. When your account is held directly with the SMI Funds, you never have to pay transaction fees. To learn more about moving your account directly to the SMI Funds, visit www.smifund.com or call l-877-SMI-FUND. We appreciate the confidence you have placed in us to be a faithful steward of your assets, as you strive to be a faithful steward of His assets. Sincerely, Mark Biller Senior Portfolio Manager The Sound Mind Investing Funds The SMI Fund lineup, shown below, now offers investors a way to mix and match professionally managed funds to custom tailor the risk level desired for their portfolio. If you’d like assistance customizing your portfolio in this manner, please call a Stewardship Advisor at (800) 796-4975.

PERFORMANCE RESULTS - (Unaudited), (Continued) Average Annual Total Returns!*1! (For the periods ended October 31, 2017) Three Months Six Months One Year Since Inception (April 29, 20i 5) SMI 50/40/10 Fund 5.92% 9.97% 17.99% 3.92% Wilshire 5000s’ Total Market [ndex,bl 4.87% 8.86% 23.96% 10.47% Bloomberg Barclays U.S. Aggregate Bond Indexlb> 0.47% i .58% 0.90% 2.02% Weighted Inde\ic| 3.10% 5.91% 14.27% 7.16% Total annual operating expenses, as disclosed in the SMI 50/40/10 Fund’s prospectus dated February 28. 2017. were 1.95% of average daily net assets (2.26% before fee waivers/expense reimbursements by the Adviser). All expenses are reflected in performance results. The Adviser contractually has agreed to waive its fee and reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interesi. taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales. 12b-1 fees, and acquired fund fees and expenses) at 1,45% of the SMI 50/40/10 Fund’s average daily net assets through February 28, 201S, Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the SMI 50/40,10 Fund within the three fiscal years following the date in which the expense was incurred, provided that the SM! 50/40/10 Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board. The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may he worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Sound Mind Investing Fund. SMI Conservative Allocation Furnl. SMI Dynamic Allocation Fund. SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund “ and collectively the “,Funds “) may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 764-3863. (a) Average annual total returns reflcct any change in price per share and assume the reinvestment of all distributions. The Funds’ returns reflcct any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. fo?:i returns for periods less than I year are not annualized. (1;) The Standard & Poor’s 50031 Index (“S&P 500”), Wilshire 5000® Total Market Index (“Wilshire 5000”), Bloomberg Barclays U.S. Aggregate Bond Index, Russell lOOO5 Value Index, Russell 1000* Growth Index. Russell 2000B Value Index, Russell 2000! Growth index and MSCI EAFE Index (collectively, the “Indices”) are unmanaged indices lhai assume reinvestment of all distributions and exclude the effect of taxes and fees. These Indices are widely recognized unmanaged indices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. As of December 13, 2016, the Wilshire 5000 has replaced the S&P 500 as the Sound Mind Investing Fund’s primary benchmark. Given the allocation of the Sound Mind Investing Fund’s portfolio, the Adviser believes that the Wilshire 5000 provides a more accurate comparison (c) The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20% Russell 1000* Value Index, 20% Russell 1000’* Growth index, 20% Russell 2000lE Value Index, 20% Russell 2000®’ Growth Index and 20% MSCI EAFE Index and the Weighted Index for the SMI Conservative Allocation Fund. SMI Dynamic Allocation Fund and SMI 50 40/10 Fund is comprised of 60% Wilshire 5000 and 40%Bloomberg Barclays U.S. Aggregate Bond Index. The Funds’ investment objectives, risks, charges anil expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds and may be obtained by calling the same number as above. Please read it carefully before investing.

PERFORMANCE RESULTS - (Unaudited), (Continued) Comparison of a $10,000 Investment in the SMI 50/40/10 Fund, Wilshire 5000*’ Total Market Index. Bloomberg Barclays U.S. Aggregate Bond Index and the Weighted Index (Unaudited) The chart above assumes an initial investment of$10,000 made on April 29, 2015 (commencement of Fund operations) and held through October 31, 2017. THE FUND S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (877) 764-3863. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Weighted Index is comprised of 60% Wilshire 5000® Total Marker Index and 40% Bloomberg Barclays U.S. Aggregate Bund Index. The Fund is distributed by Unified Financial Securities. LLC\ member FINRA/SIPC.

FUND HOLDINGS - (Unaudited), (Continued) SMI 50/40/10 Fund Holdings as of October 31, 2017<al (a) As a percentage of investments. SMI 50/40/10 Fund seeks total return. Total return is composed of both income and capital appreciation. The Adviser allocates the Fund’s assets on a 50/40/10 basis among various investment strategies as follows: • 50% — Dynamic Asset Allocation Strategy • 40% - Fund Upgrading Strategy • 10% — Sector Rotation Strategy The Sector Rotation Strategy involves the Adviser selecting from a universe of mutual funds and ETFs it lias compiled using proprietary methods. This universe is specifically designed by the Adviser to balance exposure to a wide variety of market sectors and industries. This universe includes both leveraged and nonleveraged funds. The Adviser ranks these funds based on their recent performance across multiple shortterm performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Adviser purchases one or more mutual funds or ETFs to gain the desired exposure to that particular sector. This portion of the Fund may be concentrated, meaning that the Fund may be invested in as few as one or two sectors at a time and potentially as few as one underlying mutual fund or ETF.

SUMMARY OF FUND EXPENSES - (Unaudited) As a shareholder of one of the Funds, you incur two types of costs: (!) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. 1 his example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of Sl.OOO invested at the beginning of the period and held for the entire period from May 1,2017 through October 31, 2017. Actual Expenses The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by SI,000 (for example, an $8,600 account value divided by $1.OOO = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period May I. 2017 October 31, 2017” to estimate the expenses you paid on your account during this period. Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. Expenses Paid SMI Beginning Ending During Period 50/40/10 Account Value Account Value May 1,2017- Fund May t. 2017 October 31, 2017 October 31. 2017 (a) Actual $1,000.00 $1,099.70 $7.69 Hypothetical (b) $1,000.00 $1,017.88 $7.39 (a) Expenses are equal to the Fund’s annualized expense ratio of 1,45%. multiplied by the average account value over the period, multiplied by 184-’365 (to reflect the partial year period). (b) Assumes a 5% return before expenses.

PROXY CARD

Valued Advisers Trust

SMI 50/40/10 Fund

Proxy for a meeting of shareholders to be held on April 10, 2018

The undersigned hereby appoints Bo J. Howell and Carol J. Highsmith as Proxy of the undersigned, with full power of substitution, and hereby authorizes either of them to vote on behalf of the undersigned all shares of the Fund listed on the following page that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at 9:00 a.m., Eastern Time, on April 10, 2018 at the offices of Valued Advisers Trust at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 and at any postponements or adjournments thereof, as fully as the undersigned would be entitled to vote if personally present. This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR the proposal. In his discretion, the Proxy is authorized to vote upon such other matters as may properly come before the meeting.

Please record your voting instructions on this card, sign it below, and return it promptly in the envelope provided. Your vote is important.

Dated

Signature(s) (Title(s), if applicable):	(Sign in the Box)

Please sign your name exactly as it appears on this card. If you are a joint owner, any one of you may sign. When signing as executor, administrator, attorney, trustee, or guardian, or as custodian for a minor, please give your full title as such. If you are signing for a corporation, please sign the full corporate name and indicate the signer’s office. If you are a partner, sign in the partnership name.

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

DEAR SHAREHOLDER:

Your vote is important. Please help us to eliminate the expense of follow-up mailings by signing and returning this proxy card. A postage-paid envelope is enclosed for your convenience. Please refer to the back of the proxy card for additional information regarding the proposal.

Please fill in a box as shown using black or blue ink or number 2 pencil.    ☒

PLEASE DO NOT USE FINE POINT PENS.

1. To approve an Agreement and Plan of Reorganization by and between the SMI 50/40/10 Fund and the SMI Conservative Allocation Fund (the “SMI Conservative Allocation Fund”), providing for the reorganization of the SMI 50/40/10 Fund with and into the SMI Conservative Allocation Fund (the “Reorganization”).	FOR ☐	AGAINST ☐

2. To transact such other business as may properly come before the Special Meeting and any postponement or adjournment thereof.	☐	☐

PART B

Valued Advisers Trust

Statement of Additional Information

March     , 2018

Acquisition of the Assets of:	By and in Exchange for Shares of Beneficial Interest of:

SMI 50/40/10 Fund (A series of Valued Advisers Trust) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (877) 764-3863	SMI Conservative Allocation Fund (A series of Valued Advisers Trust) 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (877) 764-3863

This Statement of Additional Information of Valued Advisers Trust (“SAI”) is available to the shareholders of SMI 50/40/10 Fund, a series of Valued Advisers Trust, in connection with a proposed transaction whereby all of the assets and liabilities of the SMI 50/40/10 Fund will be transferred to the SMI Conservative Allocation Fund (together with the SMI 50/40/10 Fund, the “Funds,” each a “Fund”), a series of Valued Advisers Trust, in exchange for shares of the SMI Conservative Allocation Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying pro forma financial statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for the Funds dated January 19, 2018, as filed January 19, 2018 (File No: 811-22208) (Accession No.0001193125-18-014906).

2.	The Financial Statements of the Funds included in the Annual Report dated October 31, 2017, as filed on January 8, 2018 (File No. 811-22208) (Accession No. 0001193125-18-006080).

3.	The Financial Statements of the Funds included in the Semi-Annual Report dated April 30, 2017, as filed on July 5, 2017 (File No. 811-22208) (Accession No. 0001193125-17-221975).

This SAI is not a prospectus. A Proxy Statement/Prospectus dated March     , 2018, relating to the Reorganization of the SMI 50/40/10 Fund may be obtained, without charge, by writing to Valued Advisers Trust at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 or calling 877-764-3863. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of the SMI 50/40/10 Fund will be transferred to the SMI Conservative Allocation Fund, in exchange for shares of the SMI Conservative Allocation Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of October 31, 2017. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

Pro Forma Combined Statements of Assets and Liabilities

As of October 31, 2017

	SMI 50/40/10 Fund	SMI Conservative Allocation Fund	Pro Forma Adjustments	Pro Forma Combined
Assets:
Investments in securities, at cost	$19,681,276	$14,384,112	$—	$34,065,388

Investments in securities, at value	$22,767,316	$15,356,796	$—	$38,124,112
Receivable for investments sold	92,880	—	—	92,880
Receivable for fund shares sold	36,977	24,683	—	61,660
Dividends receivable	97	8,353	—	8,450
Prepaid Expenses	8,722	4,060	—	12,782

Total assets	22,905,992	15,393,892	—	38,299,884

Liabilities:
Payable for investments purchased	857,954	153,556	—	1,011,510
Payable for fund shares redeemed	4,009	49,640	—	53,649
Payable to Advisor	16,280	5,872	—	22,152
Payable to Administrator	1,833	1,567	—	3,400
Payable to trustees	1,241	1,152	—	2,393
Other accrued expenses	17,904	17,553	—	35,457

Total Liabilities	899,221	229,340	—	1,128,561

Net Assets	$22,006,771	$15,164,552	$—	$37,171,323

Net Assets consist of:
Paid in capital	$19,417,492	$14,936,212	$—	$34,353,704
Accumulated undistributed net investment income (loss)	(82,259)	105,082	—	22,823
Accumulated undistributed net realized gain from investment transactions	(414,502)	(849,426)	—	(1,263,928)
Net unrealized appreciation (depreciation) on investment securities	3,086,040	972,684	—	4,058,724

Net Assets	$22,006,771	$15,164,552	$—	$37,171,323

Shares Outstanding (unlimited number of shares authorized, no par value)	2,015,486	1,541,136	(152,441)	3,404,181

Net asset value (“NAV”), offering and redemption price per share	$10.92	$9.84		$10.92

Pro Forma Combined Statements of Operations

For the Year Ended October 31, 2017

	SMI 50/40/10 Fund	SMI Conservative Allocation Fund	Pro Forma Adjustments		Pro Forma Combined
Investment Income:
Dividend income	$246,193	$307,832	$—		$554,025

Total investment income	246,193	307,832	—		554,025

Expenses:
Investment Adviser	191,808	144,562	(19,198	)(a)	317,172
Registration	24,265	21,621	(3,337	)(b)(c)	42,549
Administration	4,650	3,932	15,000	(c)	23,582
Legal	17,056	17,933	23,000	(b)(c)	57,989
Audit	17,900	17,900	(16,700	)(b)(c)	19,100
Printing	2,862	2,568	9,875	(b)(c)	15,305
Transfer agent	6,674	4,213	—		10,887
Class A Fund accounting	2,588	2,188	—		4,776
Trust Compliance	7,875	7,875	(7,875	)(b)	7,875
Class A Trustee	6,322	6,198	(2,300	)(b)(c)	10,220
Custodian	3,337	3,000	(1,200	)(b)	5,137
Line of credit	657	551	—		1,208
Interest expense	597	631	—		1,228
Miscellaneous	13,189	12,518	(4,300	)(b)	21,407
					—

Total expenses	299,780	245,690	(7,035)		538,435

Fees contractually waived and expenses reimbursed by Adviser	(20,157)	(59,711)	(50,635	)(d)	(130,503	)(d)

Net operating expenses	279,623	185,979	(57,670)		407,932

Net investment income	(33,430)	121,853	57,670		146,093

Net Realized and Change in Unrealized Gain (Loss) on Investments
Long-term capital gain dividends from investment companies	85,188	369	—		85,557
Net realized gain (loss) on investment transactions	349,690	(303,181)	—		46,509
Net change in unrealized gain on investments	2,833,847	885,700	—		3,719,547

Net realized and change in unrealized gain on investments	3,268,725	582,888	—		3,851,613

Net increase in net assets resulting from operations	$3,235,295	$704,741	$57,670		$3,997,706

(a)	Decrease in expenses based on contract proposed for the surviving fund.
(b)	Decrease in expenses due to the elimination of duplicative expenses achieved by merging the funds.
(c)	Includes estimated costs for:

Administration expenses	15,000
Filing related fees	6,663
Legal fees	40,000
Auditor consents/review	1,200
Proxy Solicitation expenses, pint, mail and tabulation	10,000
Trustee Special Meeting	500

(d)	Adjustment to reflect pro forma expense cap of 1.15%, exclusive of interest and borrowing costs, on merged fund.

Pro Forma Combined Portfolios of Investments

As of October 31, 2017

(Unaudited)

	SMI 50/40/10 Fund		SMI Conservative Allocation Fund		Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Mutual Funds — 40.03%
AllianzGI NFJ Mid-Cap Value Fund, Institutional Class	7,418	$262,611	—	$—	7,418	$262,611
Baron Discovery Fund - Retail Class*	47,989	847,959	—	—	47,989	847,959
Baron Partners Fund - Institutional Class*	13,705	683,078	—	—	13,705	683,078
Fidelity Select Chemicals Portfolio	568	105,002	—	—	568	105,002
Fidelity Select Defense and Aerospace Portfolio	632	104,201	—	—	632	104,201
Fidelity Select Semiconductors Portfolio	865	105,000	—	—	865	105,000
Fidelity Select Technology Portfolio	623	118,380	—	—	623	118,380
JPMorgan Small Cap Growth Fund - Class L	51,826	961,897	—	—	51,826	961,897
Kinetics Paradigm Fund, Institutional Class*	13,225	600,012	—	—	13,225	600,012
Miller Opportunity Trust, Class I*	14,364	354,205	—	—	14,364	354,205
Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio, Class A	32,524	707,070	—	—	32,524	707,070
Oakmark International Fund - Investor Class	16,394	476,247	—	—	16,394	476,247
Oppenheimer International Small-Mid Company Fund - Class Y	100	4,837	—	—	100	4,837
ProFunds Banks UltraSector ProFund - Investor Class*	2,127	105,809	—	—	2,127	105,809
ProFunds Basic Materials UltraSector ProFund - Investor Class	1,461	105,000	—	—	1,461	105,000
ProFunds Biotechnology UltraSector ProFund - Investor Class*	1,387	90,563	—	—	1,387	90,563
ProFunds Internet UltraSector ProFund - Investor Class*	1,624	118,941	—	—	1,624	118,941
ProFunds Semiconductor UltraSector ProFund - Investor Class*	38,930	2,437,377	—	—	38,930	2,437,377
ProFunds Technology UltraSector ProFund - Investor Class*	1,068	120,564	—	—	1,068	120,564
Royce Opportunity Fund - Investment Class	53,690	819,848	—	—	53,690	819,848
Scout Core Plus Bond Fund - Institutional Class	—	—	46,778	1,484,730	46,778	1,484,730
T. Rowe Price Global Technology Fund	5,828	113,462	—	—	5,828	113,462
Thornburg Value Fund, Class I	5,845	398,610	—	—	5,845	398,610
Toreador Core Fund, Institutional Class	24,057	425,563	—	—	24,057	425,563
Vanguard Intermediate-Term Bond Index Fund - Admiral Class	—	—	269,301	3,078,113	269,301	3,078,113
Virtus KAR Small-Cap Growth Fund - Institutional Class	9,477	248,588	—	—	9,477	248,588
Wasatch International Growth Fund, Investor Class	100	3,371	0	0	100	3,371

Total Mutual Funds		10,318,195		4,562,843		14,881,038

Exchange-Traded Funds — 59.36%
Guggenheim S&P 500 Equal Weight Technology ETF	4,450	634,080	—	—	4,450	634,080
iShares 20+ Year Treasury Bond ETF	14,200	1,767,332	11,800	1,468,628	26,000	3,235,960
iShares Global Timber & Forestry ETF	1,600	111,632	—	—	1,600	111,632
iShares iBoxx Investment Grade Corporate Bond ETF	14,600	1,768,644	12,100	1,465,794	26,700	3,234,438
iShares MSCI EAFE ETF	51,540	3,588,730	43,675	3,041,090	95,215	6,629,820
SPDR S&P 500 ETF	13,900	3,574,385	11,865	3,051,085	25,765	6,625,470
SPDR S&P Biotech ETF	1,300	108,732	—	—	1,300	108,732
Vanguard Long-Term Corporate Bond ETF			15,700	1,483,807	15,700	1,483,807

Total Exchange-Traded Funds		11,553,535		10,510,404		22,063,939

Money Market Securities — 3.17%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.96% (a)	895,586	895,586	283,549	283,549	1,179,135	1,179,135

Total Money Market Securities		895,586		283,549		1,179,135

Total Investments — 102.56%		22,767,316		15,356,796		38,124,112

Total Investments at Cost		19,681,276		14,384,112		34,065,388

Liabilities in Excess of Other Assets — (2.56)%		(760,545)		(192,244)		(952,789)

Net Assets — 100.0%		$22,006,771		$15,164,552		$37,171,323

(a)	Rate disclosed is the seven day effective yield as of October 31, 2017.
*	Non-income producing security.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

The unaudited pro forma financial information set forth above is for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the proposed acquisition by the SMI Conservative Allocation Fund of the SMI 50/40/10 Fund, a separate series of the Trust had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each fund as of October 31, 2017. The unaudited pro forma portfolio of investments, Statement of Assets and Liabilities, and Statement of Operations should be read in conjunction with the historical financial statements of each fund, which are incorporated by reference in the Statement of Additional Information.

NOTE 1. ORGANIZATION

The SMI 50/40/10 Fund (the “50/40/10 Fund”), is a diversified series of Valued Advisers Trust (the “Trust”). The Trust is an open-end management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The 50/40/10 Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the 50/40/10 Fund is SMI Advisory Services, LLC (the “Adviser”). The 50/40/10 Fund seeks total return.

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization (the “Reorganization”) of the 50/40/10 Fund into the SMI Conservative Allocation Fund (the “Conservative Fund”), also a series of the Trust, as if such Reorganization had taken place as of October 31, 2017. While the Conservative Fund is the legal survivor of the Reorganization, the 50/40/10 Fund is the accounting and performance survivor.

NOTE 2. BASIS OF COMBINATION

Under the terms of the Agreement and Plan of Reorganization that was approved by the Trust’s Board of Trustees, the Reorganization will be accounted for by the method of accounting for tax-free mergers of investment companies. The Statement of Assets and Liabilities and the related Statement of Operations of the Conservative Fund and the 50/40/10 Fund have been combined as of and for the year ended October 31, 2017. Following the Reorganization, the 50/40/10 Fund will be the surviving fund for account purposes (i.e., the accounting survivor). In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-Reorganization periods of the surviving fund will not be restated. For financial reporting purposes, the historical cost basis of the investments received from the Conservative Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets
Conservative Fund	$15,164,552
50/40/10 Fund	$22,006,771

Pro forma combined	$37,171,323

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

Both the 50/40/10 Fund and the Conservative Fund (together, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services- Investment Companies”.

No significant accounting policies will change because of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any contracts of the Survivor Fund are expected because of the Reorganization.

NOTE 4. CAPITAL SHARES

The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed Reorganization as of October 31, 2017. The number of retired shares was calculated by dividing the net asset value of Conservative Fund by the respective net asset value per share of 50/40/10 Fund. The pro forma number of shares outstanding, by class of shares, for the combined fund consists of the following at October 31, 2017:

Shares of 50/40/10 Fund Pre-Reorganization	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Reorganization
2,015,486	1,388,695	3,404,181

NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the Reorganization, the 50/40/10 Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

As of October 31, 2017, the Conservative Fund had $849,426 in unused capital loss carryforwards. Under the Regulated Investment Company Modernization Act of 2010, the Conservative Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Conservative Fund – no expiration	$848,662	$764	$849,426
Plus: 50/40/10 Fund – no expiration	$412,782	$0	$412,782

Total	$1,261,444	$764	$1,262,208

PART C

OTHER INFORMATION

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

(1) Charter Document.

(a)	Registrant’s Certificate of Trust is incorporated by reference to the Registration Statement on Form N-1A filed with the Securities & Exchange Commission (“SEC”) on June 16, 2008 (File No. 811-22208).

(b)	Registrant’s Agreement and Declaration of Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(c)	Amended Schedule A to the Registrant’s Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 250 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2017 (File No. 811-22208).

(2) By-laws.

(a)	Registrant’s By-Laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(b)	Amendment to the Registrant’s By-Laws is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed with the SEC on March 16, 2010 (File No. 811-22208).

(3) Voting Trust Agreements. None

(4) Agreement of Reorganization. Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Proxy Statement/Prospectus.

(5) Instruments Defining Rights of Security Holders. None other than in the Declaration of Trust and By-Laws of the Registrant.

(6) Investment Advisory Contracts.

(a)	Investment Advisory Agreement between the Trust and Golub Group, LLC is incorporated by reference to Post-Effective Amendment No. 159 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2014 (File No. 811-22208).

(b)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010 (File No. 811-22208).

(c)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Prospector Partners, LLC is incorporated by reference to Post-Effective Amendment No. 216 to the Registration Statement on Form N-1A filed with the SEC on September 25, 2015 (File No. 811-22208).

(d)	Investment Advisory Agreement between the Trust and Kovitz Investment Group Partners, LLC is incorporated by reference to Post-Effective Amendment No. 265 to the Registration Statement on Form N-1A filed with the SEC on September 20, 2017 (File No. 811-22208).

(e)	Investment Advisory Agreement between the Trust and Foundry Partners, LLC is incorporated by reference to Post-Effective Amendment No. 242 to the Registration Statement on Form N-1A filed with the SEC on August 30, 2016 (File No. 811-22208).

(f)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Dynamic Allocation Fund is incorporated by reference Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013 (File No. 811-22208).

(g)	Investment Advisory Agreement between the Trust and SMI Advisory Service3s, LLC with respect to the Sound Mind Investing Fund is incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on February 22, 2013 (File No. 811-22208).

(h)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Balanced Fund (now known as the SMI Conservative Allocation Fund) is incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on February 22, 2013 (File No. 811-22208).

(i)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent is incorporated by reference to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A filed with the SEC on September 23, 2013 (File No. 811-22208).

(j)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(k)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Bond Fund and the SMI 50/40/10 Fund is incorporated by reference to Post-Effective Amendment No. 208 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2015 (File No. 811-22208).

(l)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Small Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A filed with the SEC on November 2, 2015 (File No. 811-22208).

(7) Underwriting Contracts.

(a)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Kovitz Investment Group Partners, LLC is incorporated by reference to Post-Effective Amendment No. 226 to the Registration Statement on Form N-1A filed with the SEC on February 24, 2016 (File No. 811-22208).

(b)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and SMI Advisory Services, LLC is incorporated by reference to Post-Effective Amendment No. 227 to the Registration Statement on Form N-1A filed with the SEC on February 29, 2016 (File No. 811-22208).

(c)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Dana Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 228 to the Registration Statement on Form N-1A filed with the SEC on February 29, 2016 (File No. 811-22208).

(d)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Foundry Partners, LLC is incorporated by reference to Post-Effective Amendment No. 240 to the Registration Statement on Form N-1A filed with the SEC on July 1, 2016 (File No. 811-22208).

(e)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Golub Group, LLC is incorporated by reference to Post-Effective Amendment No. 238 to the Registration Statement on Form N-1A filed with the SEC on May 31, 2016 (File No. 811-22208).

(f)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Bradley, Foster & Sargent, Inc. is incorporated by reference to Post-Effective Amendment No. 244 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2016 (File No. 811-22208).

(g)	Distribution Fee Agreement between Unified Financial Securities, LLC and Long Short Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 250 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2017 (File No. 811-22208).

(8) Bonus or Profit Sharing Contracts. None.

(9) Custodial Agreement.

(a)	Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(b)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Post-Effective amendment No. 266 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2017 (File No. 811-22208).

(c)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010 (File No. 811-22208).

(d)	Custody Agreement between the Trust and US Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 245 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2016 (File No. 811-22208).

(10) Rule 12b-1 Plans and Rule 18f-3 Plans.

(a)	Rule 12b-1 Plan for Golub Group Equity Fund is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed with the SEC on March 10, 2009 (File No. 811-22208).

(b)	Rule 12b-1 Plan for Foundry Partners Fundamental Small Cap Value Fund (formerly known as the Dreman Contrarian Small Cap Value Fund) is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013 (File No. 811-22208).

(c)	Rule 12b-1 Plan for BFS Equity Fund is incorporated by reference to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A filed with the SEC on September 23, 2013 (File No. 811-22208).

(d)	Rule 12b-1Plan for Dana Large Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(e)	Rule 12b-1 Plan for Dana Small Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A filed with the SEC on November 2, 2015 (File No. 811-22208).

(f)	Rule 18f-3 Plan for Foundry Partners Fundamental Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 242 to the Registration Statement on Form N-1A filed with the SEC on August 30, 2016 (File No. 811-22208).

(g)	Rule 18f-3 Plan for Dana Large Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(h)	Rule 18f-3 Plan for Dana Small Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(11) Opinion and Consent of Counsel. To be filed by subsequent amendment.

(12) Opinion and Consent of Counsel regarding tax matters. Form of opinion is filed herewith.

(13) Other Material Contracts.

(a)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(b)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010 (File No. 811-22208).

(c)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the SEC on November 22, 2011 (File No. 811-22208).

(d)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Foundry Partners, LLC is incorporated by reference to Post-Effective Amendment No. 240 to the Registration Statement on Form N-1A filed with the SEC on July 1, 2016 (File No. 811-22208).

(e)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC is incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013 (File No. 811-22208).

(f)	Restated Amendment to the Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC is incorporated by reference to Post-Effective Amendment No. 227 to the Registration Statement on Form N-1A filed with the SEC on February 29, 2016 (File No. 811-22208).

(g)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Bradley, Foster & Sargent, Inc. is incorporated by reference to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A filed with the SEC on September 23, 2013 (File No. 811-22208).

(h)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dana Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(i)	Amendment to the Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dana Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A filed with the SEC on November 2, 2015 (File No. 811-22208).

(j)	Mutual Fund Services Fee Agreement between Ultimus Asset Services, LLC and Long Short Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 250 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2017 (File No. 811-22208).

(k)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 267 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2017 (File No. 811-22208).

(l)	Expense Limitation Agreement between the Trust and Kovitz Investment Group Partners, LLC is incorporated by reference to Post-Effective Amendment No. 262 to the Registration Statement on Form N-1A filed with the SEC on July 26, 2017 (File No. 811-22208).

(m)	Expense Limitation Agreement between the Trust and Foundry Partners, LLC is incorporated by reference to Post-Effective Amendment No. 242 to the Registration Statement on Form N-1A filed with the SEC on August 30, 2016 (File No. 811-22208).

(n)	Amended Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Fund, the SMI Conservative Allocation Fund, and the SMI Dynamic Allocation Fund is incorporated by reference to Post-Effective Amendment No. 273 to the Registration Statement on Form N-1A filed with the SEC on January 19, 2018 (File No. 811-22208).

(o)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. is incorporated by reference to Post-Effective Amendment No. 266 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2017 (File No. 811-22208).

(p)	Amended Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 250 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2017 (File No. 811-22208).

(q)	Amended Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI bond Fund and the SMI 50/40/10 Fund is incorporated by reference to Post-Effective Amendment No. 273 to the Registration Statement on Form N-1A filed with the SEC on January 19, 2018 (File No. 811-22208).

(r)	Amended Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Small Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 250 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2017 (File No. 811-22208).

(s)	Amended Expense Limitation Agreement between the Trust and Golub Group, LLC is incorporated by reference to Post-Effective Amendment No. 260 to the Registration Statement on Form N-1A filed with the SEC on May 31, 2017 (File No. 811-22208).

(14) Other Opinions. Consent of Auditors will be filed by subsequent amendment.

(15) Omitted Financial Statements. None.

(16) Powers of Attorney. Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 260 to the Registration Statement on Form N-1A filed with the SEC on May 31, 2017 (File No. 811-22208).

(17) Other.

(a)	Prospectus and Statement of Additional Information of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund are incorporated by reference to Post-Effective Amendment No. 273 to the Registration Statement on Form N-1A, filed with the SEC on January 19, 2018 (File No. 811-22208).

(b)	Audited Annual Report to Shareholders for the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund for the fiscal year ended October 31, 2017 is incorporated by reference to the Registrant’s Form N-CSR, filed with the SEC on January 8, 2018 (File No. 811-22208).

ITEM	17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Indianapolis and State of Indiana, on the 26th day of February, 2018.

VALUED ADVISERS TRUST

By: *
Bo J. Howell
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on by the following persons in the capacities indicated on the 26th day of February, 2018:

Name	Title

*	Trustee
Andrea N. Mullins

*	Trustee
Ira P. Cohen

*	Trustee
Mark J. Seger

*	Treasurer and Principal Financial Officer
Bryan W. Ashmus

*By:	/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President, Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description
12	Form of Tax Opinion

14	Auditor Consent